Calvert
VP S&P 500 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.0%
Boeing Co. (The)	8,815	$ 1,314,669
General Dynamics Corp.	3,823	505,821
Howmet Aerospace, Inc.	6,525	104,792
Huntington Ingalls Industries, Inc.	721	131,373
L3Harris Technologies, Inc.	3,607	649,693
Lockheed Martin Corp.	4,090	1,386,306
Northrop Grumman Corp.	2,557	773,620
Raytheon Co.	4,544	595,946
Raytheon Technologies Corp.	13,343	1,258,645
Textron, Inc.	3,724	99,319
TransDigm Group, Inc.	813	260,314
		$7,080,498
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	2,280	$150,936
Expeditors International of Washington, Inc.	2,876	191,887
FedEx Corp.	3,916	474,854
United Parcel Service, Inc., Class B	11,433	1,068,071
		$1,885,748
Airlines — 0.2%
Alaska Air Group, Inc.	2,098	$59,730
American Airlines Group, Inc.	6,361	77,541
Delta Air Lines, Inc.	9,391	267,925
Southwest Airlines Co.	7,903	281,426
United Airlines Holdings, Inc.(1)	3,631	114,558
		$801,180
Auto Components — 0.1%
Aptiv PLC	4,315	$212,471
BorgWarner, Inc.	3,369	82,102
		$294,573
Automobiles — 0.2%
Ford Motor Co.	64,973	$313,820
General Motors Co.	20,514	426,281
Harley-Davidson, Inc.(2)	2,871	54,348
		$794,449
Banks — 4.1%
Bank of America Corp.	133,248	$2,828,855
Citigroup, Inc.	35,985	1,515,688
Citizens Financial Group, Inc.	7,093	133,419
Comerica, Inc.	2,405	70,563
Security	Shares	Value
Banks (continued)
Fifth Third Bancorp	11,841	$ 175,839
First Republic Bank	2,750	226,270
Huntington Bancshares, Inc.	16,850	138,338
JPMorgan Chase & Co.	51,623	4,647,619
KeyCorp	16,070	166,646
M&T Bank Corp.	2,202	227,753
People's United Financial, Inc.	7,516	83,052
PNC Financial Services Group, Inc. (The)	7,149	684,302
Regions Financial Corp.	16,095	144,372
SVB Financial Group(1)	868	131,137
Truist Financial Corp.	21,880	674,779
U.S. Bancorp	23,189	798,861
Wells Fargo & Co.	63,424	1,820,269
Zions Bancorp NA	2,781	74,420
		$14,542,182
Beverages — 1.9%
Brown-Forman Corp., Class B(2)	3,068	$170,305
Coca-Cola Co. (The)	63,563	2,812,663
Constellation Brands, Inc., Class A	2,733	391,803
Molson Coors Beverage Co., Class B	3,257	127,055
Monster Beverage Corp.(1)	6,228	350,387
PepsiCo, Inc.	22,983	2,760,258
		$6,612,471
Biotechnology — 2.4%
AbbVie, Inc.	24,321	$1,853,017
Alexion Pharmaceuticals, Inc.(1)	3,610	324,142
Amgen, Inc.	9,772	1,981,077
Biogen, Inc.(1)	2,944	931,423
Gilead Sciences, Inc.	20,856	1,559,195
Incyte Corp.(1)	2,917	213,612
Regeneron Pharmaceuticals, Inc.(1)	1,303	636,242
Vertex Pharmaceuticals, Inc.(1)	4,196	998,438
		$8,497,146
Building Products — 0.3%
A.O. Smith Corp.	2,397	$90,631
Allegion PLC	1,516	139,503
Fortune Brands Home & Security, Inc.	2,381	102,978
Johnson Controls International PLC	12,871	347,002
Masco Corp.	4,635	160,232
Trane Technologies PLC	3,909	322,844
		$1,163,190

Calvert
VP S&P 500 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.6%
Ameriprise Financial, Inc.	2,114	$ 216,643
Bank of New York Mellon Corp. (The)	13,692	461,147
BlackRock, Inc.	1,924	846,502
Cboe Global Markets, Inc.	1,809	161,453
Charles Schwab Corp. (The)	18,653	627,114
CME Group, Inc.	5,847	1,011,005
E*Trade Financial Corp.	3,686	126,504
Franklin Resources, Inc.	5,128	85,586
Goldman Sachs Group, Inc. (The)	5,199	803,713
Intercontinental Exchange, Inc.	9,085	733,614
Invesco, Ltd.	6,136	55,715
MarketAxess Holdings, Inc.	660	219,496
Moody's Corp.	2,709	572,954
Morgan Stanley	19,190	652,460
MSCI, Inc.	1,438	415,525
Nasdaq, Inc.	1,872	177,746
Northern Trust Corp.	3,457	260,865
Raymond James Financial, Inc.	2,081	131,519
S&P Global, Inc.	3,987	977,014
State Street Corp.	6,067	323,189
T. Rowe Price Group, Inc.	3,813	372,339
		$9,232,103
Chemicals — 1.7%
Air Products & Chemicals, Inc.	3,596	$717,798
Albemarle Corp.	1,749	98,591
Celanese Corp.	2,084	152,945
CF Industries Holdings, Inc.	3,840	104,448
Corteva, Inc.	12,487	293,444
Dow, Inc.	12,372	361,757
DuPont de Nemours, Inc.	12,087	412,167
Eastman Chemical Co.	2,269	105,690
Ecolab, Inc.	4,091	637,500
FMC Corp.	2,197	179,473
International Flavors & Fragrances, Inc.	1,758	179,457
Linde PLC	8,844	1,530,012
LyondellBasell Industries NV, Class A	4,348	215,791
Mosaic Co. (The)	6,258	67,712
PPG Industries, Inc.	3,945	329,802
Sherwin-Williams Co. (The)	1,340	615,757
		$6,002,344
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,368	$236,965
Copart, Inc.(1)	3,424	234,613
Republic Services, Inc.	3,437	257,981
Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	2,503	$ 90,458
Waste Management, Inc.	6,368	589,422
		$ 1,409,439
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	898	$ 181,890
Cisco Systems, Inc.	69,919	2,748,516
F5 Networks, Inc.(1)	1,073	114,414
Juniper Networks, Inc.	5,981	114,476
Motorola Solutions, Inc.	2,844	378,025
		$3,537,321
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	2,284	$181,053
Quanta Services, Inc.	2,533	80,372
		$261,425
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,052	$199,070
Vulcan Materials Co.	2,228	240,780
		$439,850
Consumer Finance — 0.5%
American Express Co.	11,059	$946,761
Capital One Financial Corp.	7,598	383,091
Discover Financial Services	5,230	186,554
Synchrony Financial	9,699	156,057
		$1,672,463
Containers & Packaging — 0.3%
Amcor PLC	26,433	$214,636
Avery Dennison Corp.	1,362	138,747
Ball Corp.	5,337	345,090
International Paper Co.	6,543	203,684
Packaging Corp. of America	1,640	142,401
Sealed Air Corp.	2,811	69,460
WestRock Co.	4,502	127,226
		$1,241,244
Distributors — 0.1%
Genuine Parts Co.	2,424	$163,208
LKQ Corp.(1)	5,333	109,380
		$272,588

Calvert
VP S&P 500 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services — 0.0%(3)
H&R Block, Inc.	3,453	$ 48,618
		$ 48,618
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	32,196	$ 5,886,395
		$ 5,886,395
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	120,229	$ 3,504,675
CenturyLink, Inc.	16,009	151,445
Verizon Communications, Inc.	68,167	3,662,613
		$7,318,733
Electric Utilities — 2.2%
Alliant Energy Corp.	4,129	$199,389
American Electric Power Co., Inc.	8,059	644,559
Duke Energy Corp.	11,895	962,068
Edison International	5,851	320,576
Entergy Corp.	3,248	305,215
Evergy, Inc.	3,803	209,355
Eversource Energy	5,282	413,105
Exelon Corp.	15,860	583,807
FirstEnergy Corp.	8,815	353,217
NextEra Energy, Inc.	8,045	1,935,788
Pinnacle West Capital Corp.	1,946	147,487
PPL Corp.	12,622	311,511
Southern Co. (The)	17,111	926,389
Xcel Energy, Inc.	8,556	515,927
		$7,828,393
Electrical Equipment — 0.4%
AMETEK, Inc.	3,870	$278,718
Eaton Corp. PLC	6,898	535,906
Emerson Electric Co.	9,939	473,593
Rockwell Automation, Inc.	1,885	284,465
		$1,572,682
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	4,837	$352,521
CDW Corp.	2,439	227,485
Corning, Inc.	12,833	263,590
FLIR Systems, Inc.	2,189	69,807
IPG Photonics Corp.(1)	616	67,932
Keysight Technologies, Inc.(1)	3,060	256,061
TE Connectivity, Ltd.	5,457	343,682
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	900	$ 165,240
		$ 1,746,318
Energy Equipment & Services — 0.2%
Baker Hughes Co.	10,603	$ 111,331
Halliburton Co.	14,843	101,675
Helmerich & Payne, Inc.	1,982	31,018
National Oilwell Varco, Inc.	6,752	66,372
Schlumberger, Ltd.	22,587	304,699
TechnipFMC PLC	7,315	49,303
		$664,398
Entertainment — 2.0%
Activision Blizzard, Inc.	12,535	$745,582
Electronic Arts, Inc.(1)	4,872	488,028
Live Nation Entertainment, Inc.(1)	2,351	106,876
Netflix, Inc.(1)	7,207	2,706,229
Take-Two Interactive Software, Inc.(1)	1,847	219,073
Walt Disney Co. (The)	29,635	2,862,741
		$7,128,529
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities, Inc.	2,038	$279,328
American Tower Corp.	7,293	1,588,051
Apartment Investment & Management Co., Class A	2,585	90,863
AvalonBay Communities, Inc.	2,330	342,906
Boston Properties, Inc.	2,421	223,289
Crown Castle International Corp.	6,783	979,465
Digital Realty Trust, Inc.	4,330	601,480
Duke Realty Corp.	6,243	202,148
Equinix, Inc.	1,391	868,777
Equity Residential	5,872	362,361
Essex Property Trust, Inc.	1,116	245,788
Extra Space Storage, Inc.	2,232	213,736
Federal Realty Investment Trust	1,146	85,503
Healthpeak Properties, Inc.	8,291	197,740
Host Hotels & Resorts, Inc.	11,966	132,105
Iron Mountain, Inc.(2)	4,836	115,097
Kimco Realty Corp.	7,168	69,315
Mid-America Apartment Communities, Inc.	1,976	203,587
Prologis, Inc.	12,207	981,077
Public Storage	2,451	486,793
Realty Income Corp.	5,445	271,488
Regency Centers Corp.	2,902	111,524
SBA Communications Corp.	1,837	495,935
Simon Property Group, Inc.	5,007	274,684

Calvert
VP S&P 500 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	1,360	$ 58,616
UDR, Inc.	4,724	172,615
Ventas, Inc.	6,081	162,971
Vornado Realty Trust	2,668	96,608
Welltower, Inc.	6,620	303,064
Weyerhaeuser Co.	12,433	210,739
		$ 10,427,653
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	7,265	$2,071,469
Kroger Co. (The)	13,455	405,265
Sysco Corp.	8,325	379,870
Walgreens Boots Alliance, Inc.	12,232	559,614
Walmart, Inc.	23,330	2,650,754
		$6,066,972
Food Products — 1.2%
Archer-Daniels-Midland Co.	9,288	$326,752
Campbell Soup Co.	2,841	131,141
Conagra Brands, Inc.	7,940	232,960
General Mills, Inc.	9,861	520,365
Hershey Co. (The)	2,511	332,707
Hormel Foods Corp.(2)	4,798	223,779
JM Smucker Co. (The)	1,861	206,571
Kellogg Co.	4,222	253,278
Kraft Heinz Co. (The)	10,391	257,073
Lamb Weston Holdings, Inc.	2,542	145,148
McCormick & Co., Inc.	2,016	284,679
Mondelez International, Inc., Class A	23,737	1,188,749
Tyson Foods, Inc., Class A	4,816	278,702
		$4,381,904
Gas Utilities — 0.0%(3)
Atmos Energy Corp.	1,947	$193,201
		$193,201
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	29,067	$2,293,677
ABIOMED, Inc.(1)	800	116,128
Align Technology, Inc.(1)	1,197	208,218
Baxter International, Inc.	8,330	676,313
Becton, Dickinson and Co.	4,413	1,013,975
Boston Scientific Corp.(1)	22,741	742,039
Cooper Cos., Inc. (The)	809	223,017
Danaher Corp.	10,525	1,456,765
DENTSPLY SIRONA, Inc.	3,629	140,914
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(1)	3,403	$ 641,874
Hologic, Inc.(1)	4,502	158,020
IDEXX Laboratories, Inc.(1)	1,431	346,645
Intuitive Surgical, Inc.(1)	1,886	933,966
Medtronic plc	22,044	1,987,928
ResMed, Inc.	2,399	353,349
STERIS PLC	1,415	198,057
Stryker Corp.	5,253	874,572
Teleflex, Inc.	755	221,109
Varian Medical Systems, Inc.(1)	1,483	152,245
Zimmer Biomet Holdings, Inc.	3,432	346,907
		$13,085,718
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp., Class A	2,453	$217,090
Anthem, Inc.	4,137	939,264
Cardinal Health, Inc.	5,022	240,755
Centene Corp.(1)	9,678	574,970
Cigna Corp.	6,156	1,090,720
CVS Health Corp.	21,421	1,270,908
DaVita, Inc.(1)	1,560	118,654
HCA Healthcare, Inc.	4,414	396,598
Henry Schein, Inc.(1)	2,448	123,673
Humana, Inc.	2,161	678,597
Laboratory Corp. of America Holdings(1)	1,620	204,752
McKesson Corp.	2,470	334,092
Quest Diagnostics, Inc.	2,268	182,120
UnitedHealth Group, Inc.	15,591	3,888,084
Universal Health Services, Inc., Class B	1,408	139,505
		$10,399,782
Health Care Technology — 0.1%
Cerner Corp.	5,241	$330,131
		$330,131
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	6,800	$89,556
Chipotle Mexican Grill, Inc.(1)	434	284,009
Darden Restaurants, Inc.	2,069	112,678
Hilton Worldwide Holdings, Inc.	4,708	321,274
Las Vegas Sands Corp.	5,600	237,832
Marriott International, Inc., Class A	4,528	338,740
McDonald's Corp.	12,385	2,047,860
MGM Resorts International	8,667	102,270
Norwegian Cruise Line Holdings, Ltd.(1)	3,550	38,908
Royal Caribbean Cruises, Ltd.	2,805	90,237

Calvert
VP S&P 500 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	19,439	$ 1,277,920
Wynn Resorts, Ltd.	1,576	94,859
Yum! Brands, Inc.	5,047	345,871
		$ 5,382,014
Household Durables — 0.3%
D.R. Horton, Inc.	5,669	$ 192,746
Garmin, Ltd.	2,435	182,528
Leggett & Platt, Inc.	2,147	57,282
Lennar Corp., Class A	4,566	174,421
Mohawk Industries, Inc.(1)	1,067	81,348
Newell Brands, Inc.	6,276	83,345
NVR, Inc.(1)	60	154,147
PulteGroup, Inc.	4,425	98,766
Whirlpool Corp.(2)	1,100	94,380
		$1,118,963
Household Products — 1.9%
Church & Dwight Co., Inc.	4,095	$262,817
Clorox Co. (The)	2,048	354,816
Colgate-Palmolive Co.	13,983	927,912
Kimberly-Clark Corp.	5,593	715,177
Procter & Gamble Co. (The)	41,048	4,515,280
		$6,776,002
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	11,494	$156,319
NRG Energy, Inc.	4,351	118,608
		$274,927
Industrial Conglomerates — 1.3%
3M Co.	9,467	$1,292,340
General Electric Co.	143,752	1,141,391
Honeywell International, Inc.	11,752	1,572,300
Roper Technologies, Inc.	1,698	529,454
		$4,535,485
Insurance — 2.0%
Aflac, Inc.	12,247	$419,337
Allstate Corp. (The)	5,405	495,801
American International Group, Inc.	14,194	344,204
Aon PLC	3,820	630,453
Arthur J. Gallagher & Co.	3,043	248,035
Assurant, Inc.	989	102,945
Chubb, Ltd.	7,394	825,836
Cincinnati Financial Corp.	2,479	187,041
Security	Shares	Value
Insurance (continued)
Everest Re Group, Ltd.	708	$ 136,233
Globe Life, Inc.	1,760	126,667
Hartford Financial Services Group, Inc. (The)	6,090	214,612
Lincoln National Corp.	3,236	85,172
Loews Corp.	4,380	152,555
Marsh & McLennan Cos., Inc.	8,234	711,912
MetLife, Inc.	12,754	389,890
Principal Financial Group, Inc.	4,213	132,035
Progressive Corp. (The)	9,539	704,360
Prudential Financial, Inc.	6,707	349,703
Travelers Cos., Inc. (The)	4,307	427,900
Unum Group	3,725	55,912
Willis Towers Watson PLC	2,098	356,345
WR Berkley Corp.	2,400	125,208
		$7,222,156
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(1)	4,931	$5,729,576
Alphabet, Inc., Class C(1)	4,919	5,719,862
Facebook, Inc., Class A(1)	39,653	6,614,120
Twitter, Inc.(1)	12,667	311,102
		$18,374,660
Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc.(1)	6,864	$13,382,878
Booking Holdings, Inc.(1)	691	929,616
eBay, Inc.	12,759	383,535
Expedia Group, Inc.	2,369	133,304
		$14,829,333
IT Services — 5.5%
Accenture PLC, Class A	10,445	$1,705,251
Akamai Technologies, Inc.(1)	2,787	254,983
Alliance Data Systems Corp.	684	23,017
Automatic Data Processing, Inc.	7,060	964,961
Broadridge Financial Solutions, Inc.	1,925	182,548
Cognizant Technology Solutions Corp., Class A	8,934	415,163
DXC Technology Co.	4,556	59,456
Fidelity National Information Services, Inc.	10,132	1,232,456
Fiserv, Inc.(1)	9,318	885,117
FleetCor Technologies, Inc.(1)	1,464	273,094
Gartner, Inc.(1)	1,493	148,658
Global Payments, Inc.	4,904	707,304
International Business Machines Corp.	14,566	1,615,806
Jack Henry & Associates, Inc.	1,297	201,346
Leidos Holdings, Inc.	2,277	208,687

Calvert
VP S&P 500 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
MasterCard, Inc., Class A	14,612	$ 3,529,675
Paychex, Inc.	5,315	334,420
PayPal Holdings, Inc.(1)	19,311	1,848,835
VeriSign, Inc.(1)	1,724	310,475
Visa, Inc., Class A	28,176	4,539,717
Western Union Co. (The)	7,140	129,448
		$ 19,570,417
Leisure Products — 0.0%(3)
Hasbro, Inc.	2,146	$153,546
		$153,546
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	5,213	$373,355
Illumina, Inc.(1)	2,398	654,942
IQVIA Holdings, Inc.(1)	2,944	317,540
Mettler-Toledo International, Inc.(1)	397	274,132
PerkinElmer, Inc.	1,923	144,763
Thermo Fisher Scientific, Inc.	6,595	1,870,342
Waters Corp.(1)	1,051	191,335
		$3,826,409
Machinery — 1.4%
Caterpillar, Inc.	9,017	$1,046,333
Cummins, Inc.	2,556	345,878
Deere & Co.	5,137	709,728
Dover Corp.	2,370	198,938
Flowserve Corp.	2,403	57,408
Fortive Corp.	5,008	276,391
IDEX Corp.	1,241	171,394
Illinois Tool Works, Inc.	4,772	678,197
Ingersoll Rand, Inc.(1)	5,449	135,135
PACCAR, Inc.	5,771	352,781
Parker-Hannifin Corp.	2,143	278,011
Pentair PLC	2,736	81,423
Snap-on, Inc.	895	97,394
Stanley Black & Decker, Inc.	2,536	253,600
Westinghouse Air Brake Technologies Corp.	3,012	144,968
Xylem, Inc.	2,938	191,352
		$5,018,931
Media — 1.3%
Charter Communications, Inc., Class A(1)	2,585	$1,127,861
Comcast Corp., Class A	74,819	2,572,277
Discovery, Inc., Class A(1)	2,923	56,823
Discovery, Inc., Class C(1)	5,844	102,504
Security	Shares	Value
Media (continued)
DISH Network Corp., Class A(1)	4,169	$ 83,338
Fox Corp., Class A	5,784	136,676
Fox Corp., Class B	2,865	65,551
Interpublic Group of Cos., Inc. (The)	6,573	106,417
News Corp., Class A	6,766	60,725
News Corp., Class B	2,023	18,187
Omnicom Group, Inc.	3,664	201,154
ViacomCBS, Inc., Class B	8,817	123,526
		$4,655,039
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	23,672	$159,786
Newmont Corp.	13,376	605,665
Nucor Corp.	5,176	186,440
		$951,891
Multiline Retail — 0.5%
Dollar General Corp.	4,248	$641,491
Dollar Tree, Inc.(1)	3,986	292,851
Kohl's Corp.	2,707	39,495
Macy's, Inc.(2)	5,802	28,488
Nordstrom, Inc.(2)	1,748	26,814
Target Corp.	8,268	768,676
		$1,797,815
Multi-Utilities — 1.1%
Ameren Corp.	4,105	$298,967
CenterPoint Energy, Inc.	8,529	131,773
CMS Energy Corp.	4,736	278,240
Consolidated Edison, Inc.	5,424	423,072
Dominion Energy, Inc.	13,429	969,440
DTE Energy Co.	3,205	304,379
NiSource, Inc.	6,095	152,192
Public Service Enterprise Group, Inc.	8,251	370,552
Sempra Energy	4,660	526,533
WEC Energy Group, Inc.	5,146	453,517
		$3,908,665
Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.	6,135	$25,644
Cabot Oil & Gas Corp.	7,347	126,295
Chevron Corp.	31,155	2,257,491
Concho Resources, Inc.	3,280	140,548
ConocoPhillips	17,902	551,382
Devon Energy Corp.	6,457	44,618
Diamondback Energy, Inc.	2,750	72,050

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VP S&P 500 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	9,492	$ 340,953
Exxon Mobil Corp.	69,637	2,644,117
Hess Corp.	4,442	147,919
HollyFrontier Corp.	2,668	65,393
Kinder Morgan, Inc.	31,780	442,378
Marathon Oil Corp.	13,891	45,701
Marathon Petroleum Corp.	10,834	255,899
Noble Energy, Inc.	8,122	49,057
Occidental Petroleum Corp.	14,575	168,779
ONEOK, Inc.	6,740	146,999
Phillips 66	7,250	388,962
Pioneer Natural Resources Co.	2,703	189,615
Valero Energy Corp.	6,852	310,807
Williams Cos., Inc. (The)	19,775	279,816
		$8,694,423
Personal Products — 0.2%
Coty, Inc., Class A	5,288	$27,286
Estee Lauder Cos., Inc. (The), Class A	3,631	578,564
		$605,850
Pharmaceuticals — 5.1%
Allergan PLC	5,356	$948,548
Bristol-Myers Squibb Co.	38,553	2,148,944
Eli Lilly & Co.	13,905	1,928,902
Johnson & Johnson	43,320	5,680,551
Merck & Co., Inc.	41,954	3,227,941
Mylan NV(1)	8,689	129,553
Perrigo Co. PLC	2,125	102,191
Pfizer, Inc.	91,196	2,976,637
Zoetis, Inc.	7,771	914,569
		$18,057,836
Professional Services — 0.3%
Equifax, Inc.	1,976	$236,033
IHS Markit, Ltd.	6,542	392,520
Nielsen Holdings PLC	6,382	80,030
Robert Half International, Inc.	2,134	80,559
Verisk Analytics, Inc.	2,734	381,065
		$1,170,207
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	5,710	$215,324
		$215,324
Security	Shares	Value
Road & Rail — 1.0%
CSX Corp.	12,687	$ 726,965
J.B. Hunt Transport Services, Inc.	1,477	136,224
Kansas City Southern	1,694	215,443
Norfolk Southern Corp.	4,254	621,084
Old Dominion Freight Line, Inc.	1,650	216,579
Union Pacific Corp.	11,416	1,610,112
		$ 3,526,407
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.(1)	19,369	$880,902
Analog Devices, Inc.	6,009	538,707
Applied Materials, Inc.	15,071	690,553
Broadcom, Inc.	6,524	1,546,841
Intel Corp.	71,592	3,874,559
KLA Corp.	2,574	369,987
Lam Research Corp.	2,367	568,080
Maxim Integrated Products, Inc.	4,415	214,613
Microchip Technology, Inc.(2)	3,899	264,352
Micron Technology, Inc.(1)	18,062	759,688
NVIDIA Corp.	10,065	2,653,134
Qorvo, Inc.(1)	2,024	163,195
QUALCOMM, Inc.	18,795	1,271,482
Skyworks Solutions, Inc.	2,780	248,476
Texas Instruments, Inc.	15,373	1,536,224
Xilinx, Inc.	4,196	327,036
		$15,907,829
Software — 8.5%
Adobe, Inc.(1)	7,961	$2,533,509
ANSYS, Inc.(1)	1,425	331,270
Autodesk, Inc.(1)	3,590	560,399
Cadence Design Systems, Inc.(1)	4,773	315,209
Citrix Systems, Inc.	1,864	263,849
Fortinet, Inc.(1)	2,369	239,672
Intuit, Inc.	4,247	976,810
Microsoft Corp.	125,722	19,827,616
NortonLifeLock, Inc.	9,577	179,186
Oracle Corp.	35,631	1,722,046
Paycom Software, Inc.(1)	800	161,608
salesforce.com, Inc.(1)	14,588	2,100,380
ServiceNow, Inc.(1)	3,077	881,807
Synopsys, Inc.(1)	2,508	323,005
		$30,416,366
Specialty Retail — 2.2%
Advance Auto Parts, Inc.	1,218	$113,664

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VP S&P 500 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
AutoZone, Inc.(1)	398	$ 336,708
Best Buy Co., Inc.	3,800	216,600
CarMax, Inc.(1)	2,683	144,426
Gap, Inc. (The)	4,154	29,244
Home Depot, Inc. (The)	17,973	3,355,739
L Brands, Inc.	4,029	46,575
Lowe's Cos., Inc.	12,630	1,086,811
O'Reilly Automotive, Inc.(1)	1,234	371,496
Ross Stores, Inc.	5,902	513,297
Tiffany & Co.	1,801	233,229
TJX Cos., Inc. (The)	19,785	945,921
Tractor Supply Co.	1,975	166,986
Ulta Beauty, Inc.(1)	978	171,835
		$7,732,531
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	68,816	$17,499,221
Hewlett Packard Enterprise Co.	21,991	213,533
HP, Inc.	24,726	429,243
NetApp, Inc.	3,724	155,253
Seagate Technology PLC	3,988	194,614
Western Digital Corp.	5,047	210,056
Xerox Holdings Corp.	3,205	60,703
		$18,762,623
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings, Ltd.(1)	2,807	$30,288
Hanesbrands, Inc.(2)	6,857	53,965
NIKE, Inc., Class B	20,493	1,695,591
PVH Corp.	1,314	49,459
Ralph Lauren Corp., Class A	811	54,199
Tapestry, Inc.	4,928	63,818
Under Armour, Inc., Class A(1)(2)	3,534	32,548
Under Armour, Inc., Class C(1)	3,507	28,266
VF Corp.	5,343	288,949
		$2,297,083
Tobacco — 0.9%
Altria Group, Inc.	30,754	$1,189,257
Philip Morris International, Inc.	25,589	1,866,974
		$3,056,231
Trading Companies & Distributors — 0.2%
Fastenal Co.	9,659	$301,844
United Rentals, Inc.(1)	1,254	129,036
Security	Shares	Value
Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	728	$ 180,908
		$ 611,788
Water Utilities — 0.1%
American Water Works Co., Inc.	3,066	$ 366,571
		$ 366,571
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	5,325	$ 446,768
		$ 446,768
Total Common Stocks (identified cost $198,947,736)		$353,083,731

Exchange-Traded Funds — 0.1%

Security	Shares	Value
SPDR S&P 500 ETF Trust(2)	1,000	$ 257,750
Total Exchange-Traded Funds (identified cost $263,640)		$ 257,750

Short-Term Investments — 0.4%

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(4)	264,330	$ 264,330
Total Securities Lending Collateral (identified cost $264,330)		$ 264,330

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 8/13/20(5)	$ 1,000	$ 999,645
Total U.S. Treasury Obligations (identified cost $994,435)		$ 999,645
Total Short-Term Investments (identified cost $1,258,765)		$ 1,263,975
Total Investments — 99.5% (identified cost $200,470,141)		$354,605,456
Other Assets, Less Liabilities — 0.5%		$ 1,874,659
Net Assets — 100.0%		$356,480,115

Calvert
VP S&P 500 Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $1,308,545 and the total market value of the collateral received by the Fund was $1,362,210, comprised of cash of $264,330 and U.S. government and/or agencies securities of $1,097,880.
(3)	Amount is less than 0.05%.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	24	Long	6/19/20	$3,083,640	$194,870
					$194,870
During the fiscal year to date ended March 31, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$353,083,731(1)	$—	$—	$353,083,731
Exchange-Traded Funds	257,750	—	—	257,750
Short-Term Investments —
U.S. Treasury Obligations	—	999,645	—	999,645
Securities Lending Collateral	264,330	—	—	264,330
Total Investments	$353,605,811	$999,645	$ —	$354,605,456
Futures Contracts	$194,870	$ —	$ —	$194,870
Total	$353,800,681	$999,645	$ —	$354,800,326

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.